Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Summary Of Significant Accounting Policies [Line Items]
Notes payable, net of discount	$ (668)		$ (1,285)
Accretion of debt discount	(1,091)		(919)	(5,627)
Gain on extinguishment of debt	1,275		1,875
Right of use asset	69				$ 87
Lease liability	66				$ 84
Cumulative adjustment to accumulated deficit	$ 3
Restricted Stock Awards [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Vesting period	12 months		12 months
Restricted Stock Awards [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Vesting period	24 months		24 months
Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		2,000,000		2,000,000
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	5,477,975	11,034,642	5,477,975	13,720,742
Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	6,000,000	6,000,000	6,000,000	6,000,000
Unvested Restricted Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,650,001	3,250,000	3,455,000	3,850,000
Conversion of Convertible Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	100,743,629		67,252,747
Adjustment [Member]
Summary Of Significant Accounting Policies [Line Items]
Notes payable, net of discount			$ 566
Accretion of debt discount			14
Gain on extinguishment of debt			$ 580